Income Tax- Additional Information (Detail) - ARS ($) $ in Thousands						12 Months Ended
	Oct. 17, 2022	Jul. 23, 2021	Jun. 16, 2021	Oct. 24, 2019	Jan. 01, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [line items]
Effective income tax rate						31.10%	4.90%	33.30%
Tax rate effect of adjustments for current tax of prior periods										100.00%
Variation of internal rate denominated IPC					30.00%			15.00%		55.00%
Income tax rate for the period						35.00%	35.00%	30.00%
Banco Macro SA [member]
Disclosure Of Income Taxes [line items]
Income tax current								$ 9,933,210	$ 7,002,124
Fiscal Year 2013 To 2017 [Member] | Banco Macro SA [member]
Disclosure Of Income Taxes [line items]
Income tax refund				$ 4,782,766
Fiscal Year 2018 [Member] | Banco Macro SA [member]
Disclosure Of Income Taxes [line items]
Income tax refund				$ 5,015,451
Tax Year 2020 [Member]
Disclosure Of Income Taxes [line items]
Reimbursement of Income tax amount		$ 254,305
Tax Year 2021 [Member]
Disclosure Of Income Taxes [line items]
Income tax rate for the period			25.00%
Reimbursement of Income tax amount	$ 382,189
Tax Year 2022 [Member]
Disclosure Of Income Taxes [line items]
Income tax rate for the period			30.00%
Tax Year 2023 [Member]
Disclosure Of Income Taxes [line items]
Income tax rate for the period			35.00%
Forecast [member]
Disclosure Of Income Taxes [line items]
Tax rate effect of adjustments for current tax of prior periods						100.00%